      As filed with the Securities and Exchange Commission on May 23, 2006

Investment Company Act File No. 811-1911; Securities Act File No. 2-34215

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Post-Effective Amendment No. 88 [X]

                                     and/or

         REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 68 [X]

                        SCHRODER CAPITAL FUNDS (DELAWARE)
             875 Third Avenue, 22nd Floor, New York, New York 10022
                                 (212) 641-3800

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                          875 Third Avenue, 22nd Floor
                            New York, New York 10022

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):
[X] Immediately upon filing          [ ] On (date) pursuant to
    pursuant to paragraph (b)            paragraph (b)
[ ] 60 days after filing pursuant    [ ] On (date) pursuant to paragraph
    to paragraph (a)(1)                  (a)(1)
[ ] 75 days after filing pursuant    [ ] On (date) pursuant to paragraph
    to paragraph (a)(2)                  (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC As soon as practicable after this Registration Statement becomes effective.

This post-effective amendment is being filed to include a Prospectus and
Statement of Additional Information relating to the Advisor Shares class of each of Schroder International Alpha Fund and Schroder U.S. Opportunities Fund (each, a "Fund"). The post-effective amendment does not delete or supersede any prospectus or statement of additional information in any prior post-effective amendment.

The prospectus and statement of additional information with respect to the
Advisor Shares class of the Schroder International Alpha Fund and the Schroder
U.S. Opportunities Fund included in Post-Effective Amendment No. 88 to the
Registrant's Registration Statement under the Securities Act of 1933, filed electronically with the Securities and Exchange Commission on May 15, 2006
(Accession No. 0000950136-06-003886) are hereby incorporated herein by reference.

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) Trust Instrument of Registrant as Amended and Restated as of February 5,
2002 (see Note 7).

(b) Bylaws of Registrant Amended and Restated as of December 9, 2003, October 4,
2004 and December 7, 2004 (see Note 10).

(c) See the following Articles and Sections in the Trust Instrument filed as
Exhibit (a): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11;
Article III, Section 3.08; Article VII; Article IX; and Article X, Section
10.03.

(d) (i) Form of Second Amended and Restated Investment Advisory Agreement
between the Trust and Schroders dated as of September 15, 1999, with respect to
Schroder U.S. Opportunities Fund (formerly, "Schroder U.S. Smaller Companies
Fund") and Schroder International Alpha Fund (formerly, "Schroder International
Fund") (see Note 14).

(ii) Amended and Restated Subadvisory Agreement between the Trust, on behalf of
Schroder International Alpha Fund, Schroder Investment Management North America
Inc., and Schroder Investment Management North America Ltd. (see Note 12).

(e) Form of Distribution Agreement between the Trust and Schroder Fund Advisors
Inc. dated as of September 15, 1999 (see Note 4).

(f) Not Applicable.

(g) (i) Global Custody Agreement between the Trust and The Chase Manhattan Bank dated as of November 5, 2001 (see Note 7).

(ii) Amendment to Custody Agreement between the Trust and JPMorgan Chase Bank,
NA (formerly, "The Chase Manhattan Bank") dated October 26, 2005 (see Note 12).

(h) (i) Administration Agreement between the Trust and Schroder Fund Advisors
Inc. dated November 26, 1996 and amended and restated as of June 1, 1998 (see
Note 5).

(ii) Sub-Administration and Accounting Agreement among the Trust, Schroder Fund
Advisors Inc. and SEI Investments Global Fund Services dated as of October 8,
2001 ("SEI Administration Agreement") (see Note 7).

(iii) Transfer Agency and Service Agreement between the Trust and State Street
Bank and Trust Company dated as of May 28, 1999 (see Note 3).

(iv) Form of Delegation Amendment to Transfer Agency and Service Agreement
between the Trust and State Street Bank and Trust Company (see Note 8).

(v) Amendment to Transfer Agency Agreement between the Trust and State Street
Bank and Trust Company dated September 1, 2005 (see Note 12).

(vi) Expense Limitation Agreement between Schroders and the Trust on behalf of
Schroder International Alpha Fund and Schroder U.S. Opportunities Fund (see Note
12).

(vii) Expense Limitation Agreement between Schroders and the Trust on behalf of
Schroder International Alpha Fund and Schroder U.S. Opportunities Fund relating to Advisor Shares is filed herewith.

(i) (i) Opinion of Morris, Nichols, Arsht & Tunnell with respect to Investor
Shares (see Note 5).

(ii) Opinion of Morris, Nichols, Arsht & Tunnell LLP with respect to Advisor
Shares (see Note 14).

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m) Distribution Plan with respect to Advisor Shares (see Note 13).

(n) Form of Multiclass (Rule 18f-3) Plan adopted by the Trust (see Note 13).

(o) (i) Power of Attorney for David N. Dinkins, John I. Howell, Peter S. Knight,
Alan M. Mandel, Catherine A. Mazza, William L. Means, Clarence F. Michalis, and
Hermann C. Schwab (see Note 6).

(ii) Power of Attorney for Peter E. Guernsey (see Note 4).

(iii) Power of Attorney for Peter L. Clark (see Note 9).

(iv) Power of Attorney for James D. Vaughn (see Note 9).

(p) (i) Code of Ethics for Schroders and Schroder Fund Advisors, Inc. (see Note
11).

(ii) Code of Ethics of the Trust (see Note 11).

(iii) Code of Ethics of SIMNA Ltd. (see Note 11).

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No. 63 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on July 18, 1997, accession number 0001004402-97-000035.

2. Exhibit incorporated by reference to Post-Effective Amendment No. 65 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on January 27, 1998, accession number 0001004402-98-000053.

3. Exhibit incorporated by reference to Post-Effective Amendment No. 74 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on July 13, 1999, accession number 0001047469-99-027251.

4. Exhibit incorporated by reference to Post-Effective Amendment No. 75 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on September 30,
1999, accession number 0001047469-99-037395.

5. Exhibit incorporated by reference to Post-Effective Amendment No. 76 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 29,
2000, accession number 0000912057-00-009074.

6. Exhibit incorporated by reference to Post-Effective Amendment No. 77 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2001, accession number 0000912057-01-006923.

7. Exhibit incorporated by reference to Post-Effective Amendment No. 78 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000239.

8. Exhibit incorporated by reference to Post-Effective Amendment No. 81 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 27,
2003, accession number 0000950136-03-000457.

9. Exhibit incorporated by reference to Post-Effective Amendment No. 82 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 27,
2004, accession number 0000950136-04-000602.

10. Exhibit incorporated by reference to Post-Effective Amendment No. 83 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on December 22,
2004, accession number 0000950136-04-004511.

11. Exhibit incorporated by reference to Post-Effective Amendment No. 84 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 25,
2005, accession number 0000950136-05-001048.

12. Exhibit incorporated by reference to Post-Effective Amendment No. 85 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2006, accession number 0000950136-06-001488.

13. Exhibit incorporated by reference to Post-Effective Amendment No. 86 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on March 9, 2006, accession number 0000950136-06-001760.

14. Exhibit incorporated by reference to Post-Effective Amendment No. 87 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on May 15, 2006, accession number 0000950136-06-003886.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Section 10.02 of the Registrant's Trust Instrument reads as follows:

"(a) Subject to the exceptions and limitations contained in subsection 10.02(b):

"(i) every person who is, or has been, a Trustee or officer of the Trust
(hereinafter referred to as a "Covered Person") shall be indemnified by the
Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; "(ii) the words "claim,"
"action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b) No indemnification shall be provided hereunder to a Covered Person: "(i)
who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office: (A) by the court or other body approving the settlement; (B) by at least a majority of those
Trustees who are neither Interested Persons of the Trust nor are parties to the matter

based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);
provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in
Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither
Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Section 3.16 of the Registrant's Bylaws provides:

"The conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a
Trustee is an "audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that
Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a
Trustee has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the
Trust, and any determination of whether a Trustee shall be entitled to indemnification pursuant to any provision of the Trust Instrument or these
Bylaws, shall be made in light of and based upon the provisions of this paragraph, and any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal."

Section 3.17 of the Registrant's Bylaws provides:

"The Trust shall to the fullest extent legally permissible indemnify each person who is or was a Trustee against all liabilities, costs and expenses reasonably incurred by such person in connection with or resulting from any action, suit or proceeding, whether civil, criminal, administrative or investigative, brought by any governmental or self-regulatory authority, including without limitation any formal or informal investigation into possible violations of law or regulation initiated by any governmental body or self-regulatory authority, in which such person may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while in office or thereafter, by reason of he or she having been a Trustee, or by reason of any action taken or not taken in such capacity, except to the extent prohibited by the Trust Instrument. Any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period

prior to such amendment or removal or any proceeding related to any period prior to such amendment or removal."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

(a) Schroder Investment Management North America Inc. The directors and officers of Schroder Investment Management North America Inc. ("Schroders") have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of
Schroders or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of
Schroders or certain of its corporate affiliates, are as follows: Christopher
Cook, Senior Vice President of Schroders, who was formerly an SR Institutional
Account Executive at Strong Capital Management; Anthony Williams, Senior Vice
President of Schroders, who was formerly Vice President and Institutional Sales
Manager at AmSouth Asset Management, prior to that Relationship Manager at
Dresdner RCM Global Investors; John Eric Nelson, Senior Vice President of
Schroders, who was formerly a Managing Director at Merrill Lynch Investment
Managers; John Harrington, Senior Vice President of Schroders, who was formerly a Product Manager and Portfolio Manager at Wellington Management; Virginie
Maisonneuve, Director of Schroders, who was formerly a Director and Co-Chief
Investment Officer at Clay Finlay; Steven Johnson, Executive Vice President of
Schroders, who was formerly Director of North American Business at Marathon
Asset Management; Robert Formisano, Senior Vice President of Schroders, who was
formerly Director of Sales and Client Service at West AM; and Allan Conway,
Executive Vice President of Schroders, who was formerly Head of Global Emerging
Markets for West LB Asset Management.

The address of Schroders and Schroder Fund Advisors Inc. is 875 Third Avenue,
22nd Floor, New York, NY 10022. The addresses of certain corporate affiliates of
Schroders are as follows: Schroder Investment Management North America Limited,
Schroder Ltd., and Schroders plc. are located at 31 Gresham St., London EC2V
7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder
Investment Management (UK) Limited, Schroder Investment Management (Europe),
Korea Schroder Fund Management Limited and Schroder Personal Investment
Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom.
Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC
Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia)
Limited is located at 225 George Place, Sydney, Australia. PT Schroder
Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta,
12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel
Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85
Queen Victoria Street, London EC4V 4EJ, United Kingdom.

(b) Schroder Investment Management North America Limited. The directors and officers of Schroder Investment Management North America Limited ("SIMNA Ltd.")
have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of SIMNA Ltd. or certain of its corporate affiliates.

The address of SIMNA Ltd. is 31 Gresham St., London EC2V 7QA, United Kingdom.

The addresses of certain corporate affiliates of SIMNA Ltd. are as follows:
Schroder Investment Management North America Inc. and Schroder Fund Advisors
Inc. are located at 875 Third Avenue, 22nd Floor, New York, NY 10022. Schroder
Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United
Kingdom.

Each of Schroder Investment Management Limited, Schroder Investment Management
(UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund
Management Limited and Schroder Personal Investment Management, is located at 33
Gutter Lane, London EC2V 8AS United Kingdom. Schroder Investment Management
(Singapore) Limited is located at #47-01 OCBC Centre, Singapore. Schroder
Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong
Kong. Schroder Investment Management (Australasia) Limited is located at 225
George Place, Sydney, Australia. PT Schroder Investment Management Indonesia is
located at Lippo Plaza Bldg., 25 Jakarta,

12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel
Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85
Queen Victoria Street, London EC4V 4EJ, United Kingdom.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each series of the Registrant, each series of Schroder Series Trust and each series of Schroder Global Series Trust.

(b) Following is information with respect to each officer and director of
Schroder Fund Advisors Inc., the Distributor of the Trust's shares:

---------------------------------------- -------------------------------------- --------------------------------------
Name and Principal Business Address*     Position and Officer with Underwriter  Position and Office with the Trust
---------------------------------------- -------------------------------------- --------------------------------------

Catherine A. Mazza                       Director and President                 None
---------------------------------------- -------------------------------------- --------------------------------------
Mark A. Hemenetz                         Director and Chairman                  President and Principal Executive
                                                                                Officer
---------------------------------------- -------------------------------------- --------------------------------------
Alan M. Mandel                           Director, Treasurer, and Chief         Treasurer and Principal Financial
                                         Operating Officer                      and Accounting Officer
---------------------------------------- -------------------------------------- --------------------------------------
Mark J. Smith                            Director and Senior Vice President     None
---------------------------------------- -------------------------------------- --------------------------------------
Carin F. Muhlbaum                        Director, Senior Vice President,       Vice President and Secretary
                                         Secretary and General Counsel
---------------------------------------- -------------------------------------- --------------------------------------
Steven N. Johnson                        Director and Chief Compliance Officer  None
---------------------------------------- -------------------------------------- --------------------------------------
Stephen DeTore                           Director and Senior Vice President     Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Angel Lanier                             Assistant Vice President               Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------

* The principal business address of each individual listed above is 875 Third
Avenue, 22nd Floor, New York, New York 10022, except for Mark J. Smith, whose business address is 31 Gresham St., London EC2V 7QA, United Kingdom.

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940
and the Rules promulgated thereunder are Registrant's Secretary, Carin F.
Muhlbaum; Registrant's investment adviser, Schroder Investment Management North
America inc.; Registrant's custodian, J.P. Morgan Chase Bank; Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. and
Registrant's sub-administrator, SEI Investments Global Fund Services. The address of the secretary and investment adviser is 875 Third Avenue, 22nd Floor,
New York, New York 10022. The address of the custodian is 270 Park Avenue, New
York, New York 10017. The address of the transfer agent and registrar is Two
Heritage Drive, Quincy, Massachusetts 02171. The address of the sub-administrator is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

ITEM 29. MANAGEMENT SERVICES.

None.

ITEM 30. UNDERTAKINGS.

Registrant undertakes to furnish upon request and without charge to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders relating to the fund to which the prospectus relates.

NOTICE

Notice is hereby given that this instrument is executed on behalf of the
Registrant by an officer of the Registrant as an officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the
Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b)
under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
New York and the State of New York, on this 23rd of May, 2006.

SCHRODER CAPITAL FUNDS (DELAWARE)

By:  /s/ Mark A. Hemenetz
     ---------------------
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 23, 2006.

Principal Executive Officer

By: /s/ Mark A. Hemenetz
    ---------------------
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Principal Financial and Accounting Officer

By: /s/ Alan M. Mandel
    -------------------
Name: Alan M. Mandel
Title: Treasurer, Principal Financial and Accounting Officer

*Peter L. Clark, Trustee
*David N. Dinkins, Trustee
*Peter E. Guernsey, Trustee
*John I. Howell, Trustee
*Peter S. Knight, Trustee
*William L. Means, Trustee
*Clarence F. Michalis, Trustee
*Hermann C. Schwab, Trustee
*James D. Vaughn, Trustee

By: /s/ Alan M. Mandel
    -------------------
    Alan M. Mandel Attorney-in-Fact*

* Pursuant to powers of attorney previously filed as exhibits to this
Registration Statement.

Exhibit Index

     (h)(vii)  Expense Limitation Agreement